Accounts receivable (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	20,630
Provisional price	99
Variation	10.00%
Effect on revenue	$ 204
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	86
Provisional price	13,301
Variation	10.00%
Effect on revenue	$ 115